Financial liabilities - Summary of Bank Loans (Details) - Long-term borrowings € in Thousands	6 Months Ended
Jun. 30, 2022 EUR (€)
Summary Of Conditional Advances, Banks Loans And Loans [Line Items]
Liabilities arising from financing activities at beginning of period	€ 10,068
Changes in liabilities arising from financing activities [abstract]
Impact of discounting and accretion	(6)
Accumulated fixed interest accrual	78
Repayment	(77)
Liabilities arising from financing activities at end of period	10,064
HSBC “PGE”
Summary Of Conditional Advances, Banks Loans And Loans [Line Items]
Liabilities arising from financing activities at beginning of period	5,030
Changes in liabilities arising from financing activities [abstract]
Impact of discounting and accretion	(2)
Accumulated fixed interest accrual	22
Repayment	(20)
Liabilities arising from financing activities at end of period	5,030
Bpifrance “PGE”
Summary Of Conditional Advances, Banks Loans And Loans [Line Items]
Liabilities arising from financing activities at beginning of period	5,038
Changes in liabilities arising from financing activities [abstract]
Impact of discounting and accretion	(4)
Accumulated fixed interest accrual	56
Repayment	(56)
Liabilities arising from financing activities at end of period	€ 5,034